UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments

MANAGED HIGH YIELD PLUS FUND INC.

SCHEDULE OF INVESTMENTS—February 28, 2005 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds—135.33%
Aerospace & Defense—0.92%
1,500	BE Aerospace, Inc., Series B *	05/01/11	8.875	1,578,750
500	Sequa Corp.*	08/01/09	9.000	555,000
				2,133,750
Agriculture—2.32%
2,750	Seminis Vegetable Seeds, Inc.*	10/01/13	10.250	3,293,125
2,000	Southern States Cooperative, Inc.* †	11/01/10	10.500	2,080,000
				5,373,125
Airline—1.17%
3,000	American Airlines, Inc.*	04/01/11	8.608	2,703,998
Apparel/Textiles—2.55%
4,025	Levi Strauss & Co.*	12/15/12	12.250	4,608,625
1,250	Perry Ellis International, Inc., Series B *	03/15/09	9.500	1,315,625
				5,924,250
Auto Manufacturing/Suppliers—7.57%
2,000	Advanced Accessory Systems LLC*	06/15/11	10.750	1,850,000
3,000	Autocam Corp.*	06/15/14	10.875	2,880,000
1,400	Collins & Aikman Products Co.*	12/31/11	10.750	1,330,000
2,500	Collins & Aikman Products Co.* †	08/15/12	12.875	1,750,000
2,000	Cooper Standard Automotive, Inc.* †	12/15/14	8.375	1,890,000
2,500	Delco Remy International, Inc.*	04/15/12	9.375	2,406,250
2,375	Dura Operating Corp., Series D *	05/01/09	9.000	2,196,875
3,000	Stanadyne Corp.* †	08/15/14	10.000	3,240,000
				17,543,125
Broadband—0.84%
2,000	Level 3 Communications, Inc.*	03/15/08	11.000	1,815,000
2,000	World Access, Inc. #(b)	01/15/08	13.250	140,000
				1,955,000
Broadcast—6.31%
2,500	Advanstar Communications, Inc.*	08/15/10	10.750	2,831,250
3,250	Granite Broadcasting Corp.*	12/01/10	9.750	3,111,875
3,600	Nexstar Finance LLC, Inc.*	04/01/08	12.000	3,834,000
2,000	NextMedia Operating, Inc.*	07/01/11	10.750	2,225,000
1,000	Rainbow National Services LLC* †	09/01/14	10.375	1,190,000
1,358	Young Broadcasting, Inc.*	03/01/11	10.000	1,432,690
				14,624,815
Building Materials—3.25%
2,000	Coleman Cable, Inc.* †	10/01/12	9.875	2,110,000
1,500	Interface, Inc.*	02/01/10	10.375	1,740,000
1,575	Maax Corp.*	06/15/12	9.750	1,661,625
2,000	Propex Fabrics, Inc.* †	12/01/12	10.000	2,020,000
				7,531,625
Cable—6.10%
2,250	Block Communications, Inc.*	04/15/09	9.250	2,421,563
3,000	Charter Communications Holdings*	05/15/11	10.000	2,452,500
3,295	Insight Midwest LP/Insight Capital, Inc.*	11/01/10	10.500	3,583,312
5,150	Mediacom Broadband LLC*	07/15/13	11.000	5,697,187
				14,154,562
Chemicals—14.34%
2,000	Acetex Corp.*	08/01/09	10.875	2,165,000
1,500	BCP Caylux Holdings Luxembourg SCA* †	06/15/14	9.625	1,732,500
3,000	Equistar Chemicals LP*	09/01/08	10.125	3,442,500
1,643	Huntsman International LLC*	07/01/09	10.125	1,727,204
1,000	IMC Global, Inc.*	08/01/13	10.875	1,220,000
2,000	IMC Global, Inc., Series B *	06/01/11	11.250	2,270,000
676	Lyondell Chemical Co., Series B	05/01/07	9.875	703,040
1,000	Millennium America, Inc.*	06/15/08	9.250	1,112,500
3,400	Omnova Solutions, Inc.*	06/01/10	11.250	3,638,000
3,035	Resolution Performance Products LLC*	11/15/10	13.500	3,330,913
2,000	Rhodia SA*	06/01/10	10.250	2,300,000
1,595	Rhodia SA*	06/01/11	8.875	1,654,812
3,000	Rockwood Specialties Group, Inc.*	05/15/11	10.625	3,405,000
2,485	Terra Capital, Inc.*	10/15/08	12.875	3,044,125
1,300	Terra Capital, Inc.*	06/01/10	11.500	1,514,500
				33,260,094

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Commercial Services—0.50%
1,000	Brickman Group Ltd., Series B *	12/15/09	11.750	1,162,500
Consumer Products—3.64%
1,600	Amscan Holdings, Inc.*	05/01/14	8.750	1,588,000
3,000	Da-Lite Screen Co., Inc.*	05/15/11	9.500	3,315,000
1,250	Doane Pet Care Co.*	05/15/07	9.750	1,206,250
1,500	Fedders North America, Inc.*	03/01/14	9.875	1,215,000
977	Jafra Cosmetics International, Inc.*	05/15/11	10.750	1,125,992
				8,450,242
Containers & Packaging—9.59%
3,000	Anchor Glass Container Corp.*	02/15/13	11.000	3,097,500
2,000	Berry Plastics Corp.*	07/15/12	10.750	2,280,000
3,250	Constar International, Inc.*	12/01/12	11.000	3,412,500
3,000	Crown European Holdings SA*	03/01/13	10.875	3,562,500
2,000	Graham Packaging Co.* †	10/15/14	9.875	2,155,000
3,000	Pliant Corp.*	09/01/09	11.125	3,240,000
1,000	Pliant Corp.*	06/01/10	13.000	977,500
800	Solo Cup Company*	02/15/14	8.500	832,000
3,000	Tekni-Plex, Inc., Series B *	06/15/10	12.750	2,670,000
				22,227,000
Diversified Telecommunication Services—0.97%
2,000	MCI, Inc.*	05/01/14	8.735	2,247,500
Electric Utilities—3.03%
1,500	Midwest Generation LLC*	05/01/34	8.750	1,721,250
2,250	Mission Energy Holding Co.*	07/15/08	13.500	2,812,500
2,250	Reliant Energy, Inc.*	07/15/10	9.250	2,489,063
				7,022,813
Food Processors/Beverage/Bottling—4.63%
3,000	Land O' Lakes, Inc.*	11/15/11	8.750	3,037,500
3,500	Le-Natures, Inc.* †	06/15/13	10.000	3,867,500
2,750	Merisant Co.* †	07/15/13	9.500	2,433,750
1,400	National Wine & Spirits, Inc.*	01/15/09	10.125	1,386,000
				10,724,750
Gaming—9.65%
1,500	Ameristar Casinos, Inc.*	02/15/09	10.750	1,666,875
2,000	Chukchansi Economic Development Authority* †	06/15/09	14.500	2,520,000
2,500	Circus & Eldorado Joint Venture*	03/01/12	10.125	2,725,000
2,000	Inn Of The Mountain Gods Resort & Casino*	11/15/10	12.000	2,370,000
3,250	Jacobs Entertainment, Inc.*	02/01/09	11.875	3,640,000
1,575	MTR Gaming Group, Inc., Series B *	04/01/10	9.750	1,728,562
1,590	Penn National Gaming, Inc., Series B *	03/01/08	11.125	1,678,404
2,500	River Rock Entertainment Authority*	11/01/11	9.750	2,781,250
3,000	Wheeling Island Gaming, Inc.*	12/15/09	10.125	3,255,000
				22,365,091
Healthcare Providers & Services—3.55%
1,000	American Holding Co./Emcare Holding Co. †	02/15/15	10.000	1,057,500
2,500	Ameripath, Inc.*	04/01/13	10.500	2,600,000
2,250	National Mentor, Inc.* †	12/01/12	9.625	2,379,375
2,000	Vanguard Health Holding Co. II LLC*	10/01/14	9.000	2,200,000
				8,236,875
Healthcare Facilities/Supplies—0.66%
1,500	Tenet Healthcare Corp.* †	02/01/15	9.250	1,537,500
Industrial-Other—1.50%
2,300	Better Minerals & Aggregates Co.* (c)#	09/15/09	13.000	1,840,000
1,450	FastenTech, Inc.* †	05/01/11	11.500	1,642,125
				3,482,125
Leisure—0.93%
1,000	Equinox Holdings, Inc.*	12/15/09	9.000	1,057,500
1,000	Imax Corp.*	12/01/10	9.625	1,088,750
				2,146,250
Lodging—1.06%
2,250	MeriStar Hospitality Corp.*	01/15/11	9.125	2,466,563
Medical Products—1.47%
1,000	Medical Device Manufacturing, Inc.* †	07/15/12	10.000	1,090,000
2,250	Universal Hospital Services, Inc.*	11/01/11	10.125	2,328,750
				3,418,750
Metals & Mining—2.53%
3,000	American Rock Salt Co. LLC*	03/15/14	9.500	3,105,000
2,750	Edgen Acquisition Corp.* †	02/01/11	9.875	2,750,000
				5,855,000
Miscellaneous—2.00%
2,000	Invensys PLC* †	03/15/11	9.875	2,160,000
2,250	Telex Communications, Inc.*	10/15/08	11.500	2,469,375
				4,629,375

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Oil Equipment—2.28%
1,000	Bluewater Finance Ltd.	02/15/12	10.250	1,105,000
1,000	Parker Drilling Co.*	10/01/13	9.625	1,142,500
420	Parker Drilling Co., Series B	11/15/09	10.125	442,575
2,250	Petroleum Geo-Services ASA*	11/05/10	10.000	2,598,750
				5,288,825
Oil Refining—2.91%
3,477	Giant Industries, Inc.*	05/15/12	11.000	4,033,320
2,500	Tesoro Petroleum Corp., Series B *	11/01/08	9.625	2,706,250
				6,739,570
Paper & Forest Products—5.36%
2,050	Bear Island Paper Co. LLC, Series B *	12/01/07	10.000	2,050,000
1,450	Buckeye Technologies, Inc.*	09/15/08	9.250	1,453,625
3,500	Cellu Tissue Holdings, Inc.*	03/15/10	9.750	3,675,000
2,250	Port Townsend Paper Corp.* †	04/15/11	11.000	2,261,250
3,000	Tembec Industries, Inc.*	06/30/09	8.625	3,007,500
				12,447,375
Publishing—4.88%
2,250	American Color Graphics, Inc.*	06/15/10	10.000	1,586,250
975	Hollinger, Inc.* †	03/01/11	12.875	1,101,750
6,000	Premier Graphics, Inc. #(b)(c)	12/01/05	11.500	0
2,750	Sheridan Acquisition Corp.*	08/15/11	10.250	2,976,875
1,500	Vertis, Inc.* †	12/07/09	13.500	1,485,000
1,350	Vertis, Inc., Series B *	06/15/09	10.875	1,363,500
3,000	WRC Media, Inc.*	11/15/09	12.750	2,790,000
				11,303,375
Restaurants—5.25%
3,100	Buffets, Inc.*	07/15/10	11.250	3,317,000
2,150	El Pollo Loco, Inc.*	12/15/09	9.250	2,230,625
1,985	Sbarro, Inc.*	09/15/09	11.000	1,994,925
2,000	UNO Restaurants Holdings Corp. †	02/15/11	10.000	2,040,000
2,500	VICORP Restaurants, Inc.*	04/15/11	10.500	2,587,500
				12,170,050
Retail—3.46%
2,000	Gregg Appliances, Inc.* †	02/01/13	9.000	1,965,000
2,500	Jean Coutu Group PLC †	08/01/14	8.500	2,562,500
1,250	Mothers Work, Inc.*	08/01/10	11.250	1,256,250
1,935	PETCO Animal Supplies, Inc.*	11/01/11	10.750	2,239,763
				8,023,513
Retail (Food)—1.26%
1,000	Great Atlantic & Pacific Tea Co., Inc.	12/15/11	9.125	957,500
2,000	Pathmark Stores, Inc.*	02/01/12	8.750	1,970,000
				2,927,500
Satellite—0.50%
979	XM Satellite Radio, Inc.*	06/15/10	12.000	1,157,668
Service—1.35%
2,000	HydroChem Industrial Services, Inc. †	02/15/13	9.250	2,032,500
1,000	Monitronics International, Inc.*	09/01/10	11.750	1,090,000
				3,122,500
Technology—3.32%
2,250	Activant Solutions, Inc.*	06/15/11	10.500	2,413,125
2,700	IPC Acquisition Corp.*	12/15/09	11.500	3,000,375
2,000	Sanmina-SCI Corp.*	01/15/10	10.375	2,280,000
				7,693,500
Telecommunications—3.96%
2,000	American Cellular Corp., Series B *	08/01/11	10.000	1,947,500
1,250	Cincinnati Bell, Inc.*	01/15/14	8.375	1,292,187
5,000	Qwest Services Corp.* †	12/15/10	13.500	5,937,500
				9,177,187
Utility-Electricity, Gas & Other—0.83%
2,575	Calpine Canada Energy Finance ULC*	05/01/08	8.500	1,931,250
Wireless Telecommunications—8.89%
2,608	Alamosa Delaware, Inc.*	07/31/10	11.000	3,051,360
829	Centennial Cellular Operating Co. LLC*	12/15/08	10.750	858,015
1,000	Centennial Communications Corp.*	06/15/13	10.125	1,160,000
1,175	Crown Castle International Corp.*	08/01/11	9.375	1,304,250
1,600	Crown Castle International Corp.*	08/01/11	10.750	1,724,000
1,250	Dobson Cellular Systems, Inc.* †	11/01/12	9.875	1,325,000
3,000	Dobson Communications Corp.*	07/01/10	10.875	2,820,000
2,000	Horizon PCS, Inc.* †	07/15/12	11.375	2,290,000
684	Nextel Partners, Inc.*	11/15/09	12.500	765,225
2,500	Triton PCS, Inc.*	02/01/11	9.375	2,187,500
1,000	Ubiquitel Operating Co. †	03/01/11	9.875	1,130,000
1,750	US Unwired, Inc., Series B*	06/15/12	10.000	1,986,250
				20,601,600
Total Corporate Bonds (cost—$305,831,945)				313,760,591

Number of Shares		Value ($)
Common Stocks—0.61%
Energy—0.00%
1,253	Orion Refining Corp. #(a)(c)	0
Industrial Conglomerates—0.61%
47,490	Metal Management, Inc.*	1,407,129
Restaurants—0.00%
129	American Restaurant Group, Inc. #(a)(c)	0
Specialty Retail—0.00%
44,600	Samuels Jewelers, Inc. #(a)(c)	401
Wireless Telecommunication Services—0.00%
178	SpectraSite, Inc.*(a)	11,001
Total Common Stocks (cost—$1,060,860)		1,418,531

Preferred Stocks—1.99%
Cable—0.03%
20,000	Adelphia Communications Corp., Series B * (a)	60,000
Wireless Telecommunications—1.96%
4,750	Alamosa Holdings, Inc., Series B *	4,542,187
Total Preferred Stocks (cost—$3,515,000)		4,602,187

Number of Warrants
Warrants(a)—0.25%
Broadband—0.00%
4,750	GT Group Telecom, Inc., strike @ $0, expires 02/01/10(c)(1)	0
4,950	Pathnet, Inc., strike @ $0.01, expires 04/15/08(c)#	0
		0
Building Products—0.00%
2,500	Dayton Superior Corp., strike @ $0.01, expires 06/15/09(1)	25
CLEC (Competitive Local Exchange Carrier)—0.00%
3,000	Knology Holdings, Inc., strike @ $0.10, expires 10/22/07(c)(1)	0
Financial Services—0.00%
750	Arcadia Financial Ltd., strike @ $11, expires 03/15/07(c)#	0
Oil Equipment—0.25%
4,500	Key Energy Services, Inc., strike @ $ 4.88, expires 01/15/09 *	578,250
Technology—0.00%
6,500	Inter Act Electronic Marketing, Inc., strike @ $0.01, expires 12/15/09 (c)#	0
Total Warrants (cost—$332,315)		578,275

Principal Amount (000)($)		Maturity Date	Interest Rate (%)
Repurchase Agreement—1.16%
2,691	Repurchase Agreement dated 02/28/05 with State Street Bank & Trust Co., collateralized by $3,301 U.S. Treasury Bills, zero coupon due 08/11/05, $1,913,533 U.S. Treasury Bonds, 6.125% to 9.250% due 02/15/16 to 08/15/29 and $25,937 U.S. Treasury Notes, 2.750% due 06/30/06; (value—$2,744,839); proceeds: $2,691,183 (cost—$2,691,000)	03/01/05	2.450	2,691,000
Total Investments (cost—$313,431,120)(d)(e)—139.34%				323,050,584
Liabilities in excess of other assets—(39.34)%				(91,206,124)
Net Assets—100.00%				231,844,460

______________

*	Entire amount pledged as collateral for bank loan.
#	Illiquid securities representing 0.85% of net assets.
†

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 27.49% of net assets as of February 28, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Non-income producing security.
(b)	Bond interest in default.
(c)	Security is being fair valued by a valuation committee under the direction of the Board of Directors.
(d)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2005 were $24,827,872 and $15,208,408, respectively, resulting in net unrealized appreciation of investments of $9,619,464.

(e)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2005, are considered illiquid and restricted.  (See table below for more information)

Restricted Securities	Acquisition Date(s)	Acquisition Cost($)	Acquisition Cost as a Percentage of Net Assets(%)	Market Value($)	Market Value as a Percentage of Net Assets(%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	25	0.00

GT Group Telecom, Inc., warrants, expiring 02/01/10	01/27/00	246,405	0.11	0	0.00

Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98, 04/26/00	5,000	0.00	0	0.00

		297,955	0.13	25	0.00

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)

United States	91.7

Canada	4.2

France	2.3

Norway	0.8

United Kingdom	0.7

Cayman Islands	0.3

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2004.

Item 2.    Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Joseph A. Varnas Joseph A. Varnas President

Date:	April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas Joseph A. Varnas President

Date:	April 22, 2005

By:	/s/ Thomas Disbrow Thomas Disbrow Treasurer

Date:	April 22, 2005